SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Mortgage Pass-Through Securities - 26.8%
Federal Home Loan Mortgage Corporation - 3.1%
76,283	4.00	7/1/25	81,070
681,838	5.00	5/1/42	765,106
1,328,392	5.50	8/1/49	1,520,244
50,012	5.82	10/1/37	56,035
384,638	6.50	12/1/34	442,394
174,439	6.88	2/17/31	198,297
40,393	7.00	8/1/27	41,695
448,615	7.00	4/1/28	488,570
3,184,849	7.00	12/1/31	3,623,529
425,189	7.00	2/1/37	479,677
292,041	7.00	4/1/37	348,119
4,179,200	7.00	10/1/37	4,852,004
2,213,617	7.00	10/1/38	2,612,510
31,257	7.38	12/17/24	32,011
54,940	7.50	1/1/31	56,339
303,998	7.50	1/1/32	350,725
206,956	7.50	8/1/32	227,071
6,863	7.95	10/1/25	6,893
2,075	7.95	11/1/25	2,081
17,098	8.00	5/1/31	17,173
53,507	8.00	11/1/36	62,986
94,555	8.00	1/1/37	112,841
19,144	8.50	12/1/21	19,267
85,234	8.50	6/20/27	96,380
19,013	8.50	12/1/29	20,715
80,993	8.50	3/1/31	93,153
15,733	9.00	3/20/27	15,842
40,643	9.00	2/17/31	40,766
29,182	9.00	5/1/31	29,679
42	9.50	12/17/21	42
28	10.00	3/17/25	29
1,026	10.00	7/1/30	1,031

			16,694,274

Federal National Mortgage Association - 15.0%
3,100,000	2.48	2/1/35	3,334,177
3,100,000	2.68	2/1/35	3,349,651
2,711,646	4.50	4/1/48	2,953,561
1,537,692	5.00	9/1/43	1,776,660
10,540,507	5.00	2/1/49	12,098,319
546,066	5.00	6/1/51	627,887
363,831	5.50	6/1/33	401,907
4,661,507	5.50	12/1/41	5,486,246
3,015,338	5.50	1/1/49	3,513,398
1,993,984	5.50	5/1/49	2,234,227
1,163,929	5.50	4/1/50	1,298,001
855,131	5.93	5/1/35	854,826
426,334	6.00	11/1/34	506,100
137,587	6.00	5/1/37	155,427
55,061	6.00	9/1/37	60,014
1,462,282	6.00	4/1/38	1,733,126
407,748	6.00	2/1/40	470,250

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

4,549,910	6.00	5/1/41	5,394,328
1,819,769	6.04	11/1/43	2,088,534
768	6.50	1/1/22	770
1,063,751	6.50	2/1/29	1,192,018
142,863	6.50	3/1/29	153,450
2,816,923	6.50	12/1/30	3,195,059
208,937	6.50	6/1/31	237,601
345,452	6.50	4/1/32	391,857
50,740	6.50	8/1/34	57,067
338,297	6.50	11/1/34	380,731
711,114	6.50	12/1/36	821,013
225,626	6.50	1/1/39	248,684
2,373,893	6.50	6/1/40	2,748,616
1,065,858	6.50	9/1/40	1,227,589
963,033	6.75	6/1/32	1,136,348
725,214	6.87	6/1/40	832,547
1,083	7.00	9/1/21	1,086
11,444	7.00	3/1/22	11,574
15,137	7.00	6/1/22	15,372
4,125	7.00	1/1/24	4,151
19,296	7.00	2/1/26	20,609
58,382	7.00	9/1/27	62,989
30,955	7.00	10/1/27	33,706
119,330	7.00	11/1/27	131,664
24,989	7.00	1/1/28	27,097
20,689	7.00	10/1/32	22,571
3,098,670	7.00	12/1/32	3,694,784
83,521	7.00	7/1/33	94,002
94,311	7.00	7/1/34	107,014
10,763	7.00	12/1/37	12,076
1,757,988	7.00	3/1/39	2,134,438
3,854,889	7.00	1/1/40	4,463,602
455,844	7.00	9/1/47	489,111
3,252	7.50	6/1/22	3,271
4,868	7.50	12/1/22	4,909
11,405	7.50	3/1/23	11,526
94,299	7.50	4/1/32	105,640
132,088	7.50	1/1/34	149,632
2,723,387	7.50	10/1/38	3,198,345
1,208,696	7.50	11/1/38	1,435,759
9,298	7.68	7/20/30	9,425
4,868	7.96	8/20/25	4,928
110,723	8.00	6/1/25	118,171
4,451	8.00	7/20/28	4,515
63,785	8.00	2/1/31	73,284
131,832	8.00	1/1/32	144,867
54,558	8.00	11/1/37	64,951
307,337	8.00	3/1/38	374,411
58,764	8.13	11/15/31	66,252
64,363	8.50	11/1/26	67,564
57,779	8.50	3/1/28	60,563
33,361	8.50	10/1/28	37,460
115,259	8.50	4/1/29	129,319

JUNE 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

35,145	8.50	10/1/29	35,432
64,937	8.50	7/1/30	75,840
43,065	8.50	8/1/30	52,055
145,535	8.50	4/1/32	178,261
149,037	8.50	1/1/37	171,497
1,918	9.00	6/15/25	1,945
21,092	9.00	5/15/28	21,456
18,878	9.00	6/1/30	19,256
9,705	9.00	10/1/30	10,635
69,515	9.00	2/1/31	72,558
19,283	9.00	7/1/31	19,357
26,232	9.00	10/1/31	30,424
61,252	9.00	8/1/37	64,572
157,579	9.00	2/1/38	173,981
15,380	9.50	8/1/24	15,567
101,704	9.50	5/1/29	115,967
13,781	9.50	4/1/30	15,210
114,717	9.50	8/1/31	131,662
23,822	10.00	2/1/28	24,195
78,975	10.00	6/1/30	89,429

			79,669,926

Government National Mortgage Association - 8.3%
102,282	4.00	12/15/24	108,568
416,821	4.00	10/20/30	456,730
7,498,023	4.00	8/20/31	8,091,275
760,757	4.00	12/20/31	833,935
599,919	4.25	10/20/31	657,262
337,520	4.25	3/20/37	363,778
1,768,918	4.75	9/20/31	1,981,612
6,282,980	5.00	12/15/45	7,384,626
1,398,052	5.00	7/20/49	1,511,364
65,098	5.50	9/15/25	69,273
773,211	5.50	5/15/29	872,977
1,833,021	5.75	2/15/29	2,046,794
627,230	5.75	10/20/31	705,310
384,789	6.00	9/15/33	429,345
270,371	6.00	2/20/47	316,574
2,746,065	6.00	7/20/47	3,201,920
26,905	6.25	12/15/23	27,814
559,485	6.25	4/15/29	621,626
57,956	6.50	11/15/23	60,647
186,336	6.50	4/15/24	195,403
609,524	6.50	2/20/28	685,698
231,277	6.50	2/20/29	249,562
414,740	6.50	7/20/34	497,655
2,177,398	6.50	2/15/35	2,505,177
16,363	6.50	12/20/38	17,743
214,118	6.50	1/20/39	252,055
113,849	6.50	2/20/39	136,269
246,463	6.50	4/20/39	288,656
306,097	6.50	6/20/39	353,297
477,751	6.50	8/20/39	562,549
302,856	6.50	4/20/43	360,041

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

3,280,997	7.00	8/15/29		3,759,805
3,484,977	7.00	10/15/29		4,002,285
189,864	7.00	10/15/36		213,329

				43,820,954

Small Business Administration - 0.4%
1,359,510	5.33	8/25/36		1,481,272
678,642	5.33	9/25/36		739,628

				2,220,900

Total Mortgage Pass-Through Securities (cost: $138,279,668)				142,406,054

U.S. Treasury / Federal Agency Securities - 11.8%
U.S. Treasury Bond:
1,900,000	2.00	2/15/50		1,867,715
U.S. Treasury Inflation Indexed Bonds:
49,634,013	0.13	1/15/23		51,855,910
U.S. Treasury Strip Principal:
9,800,000	1.05	5/15/30	[6]	8,674,745

Total U.S. Treasury / Federal Agency Securities (cost: $62,721,093)				62,398,370

Collateralized Mortgage Obligations - 56.9%
Federal Home Loan Mortgage Corporation - 10.6%
123,225	5.00	2/15/23		126,438
4,633,919	5.00	11/25/50	[1]	5,427,429
6,004,167	5.50	6/25/51		7,134,422
369,809	5.54	5/15/38	[1]	408,535
137	6.00	9/15/21		137
1,750,564	6.00	1/15/33		2,063,787
1,852,763	6.00	5/15/36		2,185,326
1,939,074	6.00	9/15/42		2,254,057
19,412	6.25	5/15/29		20,601
56,218	6.50	9/15/23		59,240
24,451	6.50	3/15/24		26,044
360,797	6.50	7/15/27		408,087
360,500	6.50	2/15/28		402,397
430,426	6.50	3/15/29		488,893
12,083	6.50	2/15/30		13,654
364,538	6.50	1/15/31		415,750
748,933	6.50	8/15/31		858,342
143,806	6.50	1/15/32		166,349
64,166	6.50	3/15/32		74,925
356,453	6.50	6/25/32		417,863
186,990	6.50	7/15/32		217,545
4,008,624	6.50	5/15/33		4,738,295
738,584	6.50	5/15/35		884,653
421,868	6.50	8/15/39		503,142
778,729	6.50	2/25/43		926,675
483,814	6.50	3/25/43		567,839
641,220	6.50	7/25/43		781,404
579,253	6.50	10/25/43		676,498
2,565,694	6.50	8/15/45		3,059,210

2

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

603,093	6.50	2/15/49		681,993
8,155	6.70	9/15/23		8,587
393,269	6.75	3/15/28		446,553
365,230	6.95	3/15/28		412,084
22,108	7.00	10/15/22		22,652
2,069	7.00	11/15/22		2,125
65,458	7.00	3/25/23		67,244
4,250	7.00	4/15/23		4,427
19,334	7.00	7/15/23		20,334
53,543	7.00	1/15/24		56,707
27,587	7.00	3/15/24		29,161
51,622	7.00	8/15/25		56,436
45,673	7.00	9/15/26		50,423
93,617	7.00	6/15/29		107,282
244,293	7.00	8/15/29		282,083
298,009	7.00	10/20/29		345,177
48,999	7.00	1/15/30		57,620
210,445	7.00	10/15/30		250,716
121,512	7.00	7/15/31		142,837
65,864	7.00	4/15/32		75,093
437,095	7.00	5/15/32		520,370
2,304,564	7.00	8/15/41		2,730,803
3,302,596	7.00	2/25/43		3,969,409
634,607	7.00	3/25/43		749,534
852,047	7.00	7/25/43		1,033,679
830,161	7.00	3/15/49		972,955
1,295	7.50	10/15/21		1,302
9,754	7.50	7/15/22		9,908
36,507	7.50	3/15/23		38,097
158,674	7.50	4/15/23		165,580
33,716	7.50	9/20/26		38,002
183,072	7.50	3/15/28		211,344
257,066	7.50	9/15/29		304,135
84,560	7.50	12/15/29		97,155
149,410	7.50	6/15/30		177,325
233,350	7.50	8/15/30		274,449
357,487	7.50	9/15/30		428,689
82,581	7.50	11/15/30		97,173
2,390,972	7.50	6/15/34		2,945,677
1,287,937	7.50	8/25/42	[1]	1,664,123
746,874	7.50	9/25/43		877,228
23	8.00	7/15/21		23
174,700	8.00	2/15/23		182,774
20,276	8.00	4/25/24		21,329
93,624	8.00	2/15/27		107,279
112,963	8.00	11/20/29		132,954
135,245	8.00	1/15/30		160,191
1,736	8.25	6/15/22		1,784
68,292	8.50	3/15/25		76,319
21,844	8.50	3/15/32		26,255

				56,442,916

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
Federal National Mortgage Association - 16.5%
483,618	1.53	7/25/37	[1]	480,077
476,526	3.17	8/25/43	[1]	504,311
205,872	4.55	6/25/43		227,391
2,216,364	5.00	7/25/40		2,516,524
403,371	5.00	11/25/41		456,805
606,398	5.00	6/25/43		674,409
2,519,293	5.00	11/25/50		2,922,464
3,380,206	5.00	12/25/50		3,962,318
2,274,128	5.31	2/25/42	[1]	2,511,821
591,917	5.36	6/25/42		677,470
1,465,009	5.42	10/25/42	[1]	1,692,569
675,542	5.50	9/25/33		770,520
3,322,064	5.50	6/25/40		3,798,387
2,620,408	5.58	12/25/42	[1]	2,902,361
975,865	5.61	12/25/53	[1]	1,150,397
680,314	5.81	8/25/43		769,614
1,200,939	6.00	5/25/30		1,361,265
1,948,289	6.00	5/25/36		2,309,313
240,000	6.00	6/25/36		282,507
1,943,101	6.00	11/25/43		2,244,733
936,566	6.00	9/25/46		1,055,430
1,493,367	6.00	2/25/48		1,710,952
1,052,467	6.30	8/25/47	[1]	1,199,011
189,472	6.50	8/20/28		208,569
1,120,894	6.50	1/25/32		1,322,774
166,818	6.50	3/25/32		196,734
272,941	6.50	6/25/32		318,950
218,010	6.50	7/25/36		260,936
64,154	6.50	9/25/36		76,202
1,796,316	6.50	11/25/41		2,065,167
237,816	6.50	3/25/42		270,820
1,143,706	6.50	5/25/42		1,377,512
4,040,212	6.50	7/25/42		4,391,143
264,225	6.50	9/25/42		307,406
667,254	6.50	11/25/42		763,048
851,220	6.50	7/25/44		894,610
240,880	6.53	2/25/45	[1]	285,487
338,747	6.68	9/25/37	[1]	414,294
2,375,959	6.75	6/25/32		2,832,046
497,224	6.75	4/25/37		546,661
57,953	6.85	12/18/27		64,204
344,749	6.92	8/25/37	[1]	383,871
1,198	7.00	7/25/22		1,218
4,970	7.00	11/25/22		5,133
5,865	7.00	12/25/22		6,024
6,452	7.00	6/25/23		6,755
251,755	7.00	4/25/24		265,484
124,612	7.00	9/18/27		140,555
1,767,293	7.00	5/25/31		1,893,384
1,123,178	7.00	12/25/33		1,320,854
152,481	7.00	9/25/40		178,699

JUNE 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

412,784	7.00	10/25/41		472,361
176,229	7.00	11/25/41		213,736
294,984	7.00	12/25/41		346,431
894,164	7.00	7/25/42		1,071,250
1,901,457	7.00	2/25/44		2,243,693
96,153	7.00	8/25/44		115,144
24,555	7.50	8/20/27		27,924
195,649	7.50	10/25/40		224,646
1,374,072	7.50	11/25/40		1,468,332
707,037	7.50	6/19/41	[1]	832,782
1,320,584	7.50	7/25/41		1,580,296
787,004	7.50	8/25/41		933,503
258,122	7.50	11/25/41		313,158
480,907	7.50	1/25/42		574,345
3,273,180	7.50	5/25/42		3,948,265
301,067	7.50	6/25/42		358,271
2,950,306	7.50	8/25/42	[1]	3,640,050
1,029,589	7.50	2/25/44		1,222,632
507,158	7.50	3/25/44		590,772
689,464	7.50	5/25/44		841,296
44,712	7.50	10/25/44		53,865
4,125,007	7.50	1/25/48		4,991,751
8,622	8.00	7/25/22		8,848
34,476	8.00	7/18/27		38,825
462,695	8.00	11/25/37	[1]	552,098
366,543	8.00	7/25/44		424,566
241,085	8.11	11/25/37	[1]	288,619
39,288	8.19	10/25/42	[1]	48,295
8	8.50	9/25/21		8
5,579	8.50	1/25/25		6,130
410,614	8.50	6/25/30		495,370
2,228	9.00	8/25/22		2,315
42,780	9.00	11/25/28		49,870
261,152	9.00	6/25/30		321,518
48,888	9.00	10/25/30		60,067
75,735	9.41	6/25/32	[1]	88,598
65,244	9.50	11/25/31		79,665
196,668	9.50	12/25/41		238,823
262,509	10.82	6/25/44	[1]	305,086
887,969	11.25	9/25/42	[1]	1,154,584
16,259	20.73	3/25/39	[1]	24,891

				87,231,868

Government National Mortgage Association - 28.7%
3,632,224	5.00	12/20/50		4,276,013
24,927,527	5.00	2/20/51		29,454,094
6,876,705	5.01	4/20/51	[1]	7,950,093
500,000	5.50	9/20/39		592,285
8,017,442	5.50	10/20/50		9,587,653
2,383,035	5.50	11/20/50		2,837,355
3,943,525	5.50	1/20/51		4,795,274
18,873,975	5.50	5/20/51		22,328,856
9,300,000	5.50	6/20/51		11,041,500

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,425,000	5.50	6/20/51		1,697,531
2,112,130	5.53	5/20/51	[1]	2,462,927
336,647	5.56	4/20/48	[1]	385,206
4,528,266	5.59	4/20/40	[1]	5,270,029
4,939,077	5.81	3/20/45	[1]	5,727,159
9,792,080	5.96	2/20/51	[1]	11,979,038
808,188	5.97	10/20/40	[1]	949,078
568,942	5.99	11/20/43	[1]	662,963
1,667,082	6.00	11/20/33		1,825,941
486,373	6.00	12/20/35		561,384
310,582	6.00	3/20/42		365,249
540,414	6.00	3/20/48		612,002
3,316,976	6.00	3/20/49		3,692,314
1,004,421	6.00	5/20/49		1,109,514
1,794,268	6.13	1/20/39	[1]	2,143,970
339,358	6.43	4/20/37	[1]	378,765
1,802,745	6.49	6/20/41	[1]	2,115,094
1,101,259	6.50	7/20/32		1,099,353
1,153,938	6.50	2/20/37		1,311,944
228,724	6.50	9/16/38		258,400
2,505,993	6.50	8/20/48		2,895,325
1,178,703	6.50	10/20/48		1,330,023
2,027,921	6.50	1/20/49		2,261,522
612,045	6.55	7/20/39	[1]	716,426
466,752	6.65	4/20/39	[1]	552,256
904,998	6.90	8/20/40	[1]	1,060,627
496,723	6.99	6/20/45	[1]	572,261
122,198	7.00	9/16/33		134,893
346,833	7.00	5/20/42		413,289
1,273,146	7.00	10/20/48		1,404,846
944,162	7.11	12/20/38	[1]	1,108,571
584,336	7.13	12/20/33	[1]	679,553
1,364,641	7.32	8/20/38	[1]	1,610,381

				152,210,957

Vendee Mortgage Trust - 1.1%
1,023,023	6.11	3/15/25	[1]	1,172,244
1,591,301	6.50	8/15/31		1,785,069
767,090	6.50	10/15/31		904,614
549,856	6.75	2/15/26		615,016
633,865	7.00	3/15/28		702,816
43,493	7.25	9/15/22		44,366
167,495	7.25	9/15/25		185,575
126,811	7.75	5/15/22		129,674
218,253	7.75	9/15/24		236,521
84,019	8.00	2/15/25		90,605
65,878	8.29	12/15/26		74,441

				5,940,941

Total Collateralized Mortgage Obligations (cost: $294,289,422)				301,826,682

4

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
Asset-Backed Securities - 1.3%
Federal Home Loan Mortgage Corporation - 0.2%
431	6.09	9/25/29	[1]	433
754,374	7.16	7/25/29		869,870

				870,303

Federal National Mortgage Association - 0.6%
12,565	1 Mo. Libor + 0.17, 0.26%	11/25/32	[1]	12,316
546,092	4.40	11/25/33	[14]	607,254
302,495	4.62	9/26/33	[14]	337,591
115,011	4.78	10/25/33	[14]	129,792
1,767,834	5.73	2/25/33	[14]	2,036,655
4,700	6.00	5/25/32	[14]	5,076
87,772	6.09	10/25/31	[14]	93,743
4,078	7.80	6/25/26	[1]	4,534

				3,226,961

Small Business Administration - 0.5%
249,247	5.78	8/1/27		267,414
1,131,264	5.87	7/1/28		1,237,392
1,040,322	6.02	8/1/28		1,150,771

				2,655,577

Total Asset-Backed Securities (cost: $6,226,020)				6,752,841

Put Options Purchased [19] - 0.1% (cost: $458,885)				413,750

Quantity	Name of Issuer	Fair Value ($)
Short-Term Securities - 3.8%
20,294,833	Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost: $20,294,833)	20,294,833

Total Investments in Securities - 100.7% (cost: $522,269,921)		534,092,530

Other Assets and Liabilities, net - (0.7%)		(3,912,018)

Total Net Assets - 100.0%		$530,180,512

[1]

Variable rate security. Rate disclosed is as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[14]	Step Coupon:A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2021.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

(19)	Options outstanding as of June 30, 2021 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:
5-Year	1,324	123.00	August 2021	StoneX Financial, Inc.	162,852,000	458,885	413,750

JUNE 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit U.S. Government Securities Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	142,406,054	—	142,406,054
U.S. Treasury / Federal Agency Securities	—	62,398,370	—	62,398,370
Collateralized Mortgage Obligations	—	301,826,682	—	301,826,682
Asset-Backed Securities	—	6,752,841	—	6,752,841
Put Options Purchased	413,750	—	—	413,750
Short-Term Securities	20,294,833	—	—	20,294,833

	20,708,583	513,383,947	—	534,092,530

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6